Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Vessels, net [Abstract]
Vessels, Net
The movement in “Vessels, net”, between the periods presented in the accompanying unaudited interim consolidated balance sheet as of June 30, 2026 and the accompanying consolidated balance sheet as of December 31, 2025 is analyzed as follows:

	Vessels cost	Accumulated Depreciation and Amortization	Vessels, net
Balance, January 1, 2026	$57,213	$(5,945)	$51,268
Depreciation and amortization expenses	—	(1,721)	(1,721)
Balance, June 30, 2026	$57,213	$(7,666)	$49,547